Segment Assets Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Mar. 31, 2011
Corporate Financial Services
Segment Reporting Information [Line Items]
Assets	¥ 860,482	¥ 968,327
Maintenance Leasing
Segment Reporting Information [Line Items]
Assets	521,486	502,738
Real Estate
Segment Reporting Information [Line Items]
Assets	1,405,440	1,539,814
Investment and Operation
Segment Reporting Information [Line Items]
Assets	499,447	506,011
Retail
Segment Reporting Information [Line Items]
Assets	1,701,641	1,653,704
Overseas
Segment Reporting Information [Line Items]
Assets	933,932	972,224
Total
Segment Reporting Information [Line Items]
Assets	¥ 5,922,428	¥ 6,142,818